Segment Information - Additional Information (Detail) - CHINA - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	97.90%	98.80%	99.50%
Long Lived Assets [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%